Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document And Entity Information
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	PARTNER COMMUNICATIONS CO LTD
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001096691
Entity Filer Category	Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Auditor Attestation Flag	true
Document Type	20-F
Document Period End Date	Dec. 31, 2020
Amendment Flag	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Common Stock, Shares Outstanding	182,826,973
Is Entity a Voluntary Filer?	No
Is Entity a Well-known Seasoned Issuer?	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Incorporation State Country Code	IL